Share-based compensation	12 Months Ended
Dec. 31, 2020
Share-based compensation.
Share-based compensation

14.   Share-based compensation

Stock appreciation rights

As at December 31, 2020, the Company had granted 3,099,782 SARs (inclusive of 5,779 forfeited SARs), which included DERs, to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
								Weighted
						Risk-free		Average Fair
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Value @	Average Expected	Valuation
Grant Date	Awarded	Price	Period	Price	Yield	Return	Volatility	grant date	Exercise Life	Method
12‑Mar‑14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 – 5.0 yrs	Monte Carlo
01‑Sept‑14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 – 5.0 yrs	Monte Carlo
06‑Mar‑15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 – 5.0 yrs	Monte Carlo
15‑Jan‑16	205,519	$9.20	3 yrs	$9.20	6.63%	1.79%	58.09%	$2.20	4.0 – 5.0 yrs	Monte Carlo
04‑Apr‑18	1,719,733	$7.40	3 yrs	$7.40	0%	2.51%	40.59%	$2.67	4.25 yrs	Black-Scholes
07‑Mar‑19	560,000	$5.10	3 yrs	$5.10	0%	2.43%	43.65%	$2.00	4.5 yrs	Black-Scholes
04‑Mar‑20	549,020	$5.25	3 yrs	$5.25	0%	0.73%	46.42%	$2.04	4.5 yrs	Black-Scholes

Changes in the SARs for the year ended December 31, 2020 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as at January 1, 2020	2,544,983	$7.14
SARs granted during the year ended December 31, 2020	549,020	$5.25
SARs forfeited during the year ended December 31, 2020	—	—
Balance as at December 31, 2020 (none of which are exercisable or convertible)	3,094,003	$6.80

The total cost related to non-vested awards expected to be recognized through 2023 is set forth below:

Period	TOTAL
2021	746,667
2022	435,556
2023	62,222
1,244,445

Restricted stock units

As at December 31, 2020, the Company had granted 494,721 RSUs, which included DERs, to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards is as follows:

Grant Date	RSUs Awarded	Service Period	Grant Price
02-Jan-19	176,659	2 years	$4.64
07-Mar-19	86,210	3 years	$5.10
28-May-19	59,237	1 year	$7.47
04-Mar-20	94,105	3 years	$5.25
29-May-20	78,510	1 year	$5.84

Changes in the RSUs for the year ended December 31, 2020 is set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as at January 1, 2020	322,106	$5.28
RSUs granted during the year ended December 31, 2020	172,615	$5.52
RSUs vested during the year ended December 31, 2020	(176,304)	$(5.67)
RSUs forfeited during the year ended December 31, 2020	—	—
Balance as at December 31, 2020 (none of which are vested)	318,417	$5.19

The total cost related to non-vested awards expected to be recognized through 2023 is set forth below:

Period	TOTAL
2021	502,282
2022	189,110
2023	27,447
718,839

Dividend equivalent rights

As at December 31, 2020, the Company had granted 1,146,517 DERs to certain of its officers and directors under its 2013 Equity Incentive Plan.

A summary of awards, simulation inputs, outputs and valuation methodology is as follows:

Model Inputs
	DERs	Service		Fair	Dividend	Risk-free rate	Expected	Valuation
Grant Date	Awarded	Period		Value	Yield	of Return	Volatility	Method
04-Nov-19	1,146,517	2	yrs	$0.49	2.93%	2.06%	30.22%	Monte Carlo

Changes in the DERs for the year ended December 31, 2020 is set forth below:

		Weighted average fair
	No. of DERs	value at grant date
Balance as at January 1, 2020	1,146,517	0.49
DERs granted during the year ended December 31, 2020	—	—
DERs forfeited during the year ended December 31, 2020	—	—
Balance as at December 31, 2020 (none of which are vested)	1,146,517	$0.49

The total cost related to non-vested awards expected to be recognized through 2021 is set forth below:

Period	TOTAL
2021	234,081
234,081